VIA EDGAR

Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California  90071
Telephone  (213) 683-6000

November 9, 2007

Secretary
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           Brandes Investment Trust - File Nos. 33-81396 and 811-08614

Dear Sir or Madam:

We are attaching for filing on behalf of Brandes Investment Trust (“Registrant”) Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 25 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act, for the purpose of registering the shares of the newly established Brandes Institutional Core Plus Fixed Income Fund and Brandes Institutional Enhanced Income Fund series of the Trust.

Please direct any inquiries regarding this filing to me at (213) 683-6207 or George Hawley at (213) 683-6142.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Michael Glazer
of PAUL, HASTINGS, JANOFSKY & WALKER LLP
Enclosures

cc:  Linda Sterling, Securities and Exchange Commission